Federated Project and Trade Finance Tender Fund

SUPPLEMENT TO CURRENT PROSPECTUS DATED JULY 27, 2018 AND TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2018
1. Effective October 16, 2018, Patrick Bayliss no longer serves as a portfolio manager of Federated Project and Trade Finance Tender Fund (the “Fund”). Accordingly, the Prospectus and the Statement of Additional Information are hereby supplemented by deleting references to Patrick Bayliss under “Management of the Fund–Portfolio Management Information” in the Fund's Prospectus and under “Investment Advisory and Other Services–Portfolio Manager Information” in the Fund's Statement of Additional Information.
2. Effective October 31, 2018, the post office address of the Fund's Custodian, State Street Bank & Trust Company, was changed. Accordingly, the Custodian address on the “Addresses” page of the Fund's Statement of Additional Information is hereby deleted and replaced with the following: “P.O. Box 219221, Kansas City, MO 64121-9221.”
November 27, 2018
Federated Project and Trade Finance Tender Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454528 (11/18)
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